As filed with the Securities and Exchange Commission on
September 18, 2020

Registration No. 333-117134
811-21598

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES	/ X /
ACT OF 1933	----
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 37	/ X /
and/or	----
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 38	/ X /
(Check appropriate box or boxes)	----

PUTNAM TARGET DATE FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Federal Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000

It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ /	on (date) pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ X /	on September 1, 2020 pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

ROBERT T. BURNS, Vice President
PUTNAM TARGET DATE FUNDS
100 Federal Street
Boston, Massachusetts 02110
(Name and address of agent for service)
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Copy to:

BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036
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This Post-Effective Amendment relates solely to the Registrant's Putnam Retirement Advantage 2020 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, and Putnam Retirement Advantage Maturity Fund, each a series of Putnam Target Date Funds. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM TARGET DATE FUNDS

FORM N-1A

PART C

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of September, 2020.

Putnam Target Date Funds

By: /s/ Jonathan S. Horwitz, Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

Kenneth R. Leibler*	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and Compliance Liaison

Janet C. Smith*	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Paul L. Joskow*	Trustee

George Putnam, III*	Trustee

Manoj P. Singh*	Trustee

Mona K. Sutphen**	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
September 18, 2020.

*Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 27 to the
Registrant’s Registration Statement.

**Signed pursuant to power of attorney filed
in Post-Effective Amendment No. 34 to the
Registrant’s Registration Statement.